Note 1 - Description of Organization and Business Operations (Details Textual) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 02, 2025	Feb. 12, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 20, 2026	Sep. 30, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10
Cash				$ 0		$ 0
Archimedes Tech SPAC Partners II Co
Units Issued, Price Per Unit		$ 10
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001			$ 0.0001
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 117,194			$ 117,194
Payments of Stock Issuance Costs				$ 75,000	$ 283,747	$ 283,747
Business Acquisition Required, Percentage of Net Assets						80.00%		80.00%
Business Acquisition Required, Percentage of Outstanding Voting Interests						50.00%		50.00%
Asset, Held-in-Trust		$ 231,150,000
Assets Held in Trust, Per Unit Price		$ 10.05
Business Acquisition Required, Failure, Percentage of Shares Redeemed		100.00%				100.00%		100.00%
Maximum Redemption of Shares Without Consent, Percentage						15.00%		15.00%
Business Acquisition Required, Period From IPO		21 months
Business Acquisition Required, Failure, Period for Redemption		10 days
Business Acquisition Required, Failure, Maximum Interest to Pay Dissolution Expenses		$ 100,000
Cash				414,970		$ 1,362,766			$ 0
Loans Payable [Member] | Archimedes Tech SPAC Partners II Co
Debt Instrument, Maximum Convertible				$ 1,500,000		$ 1,500,000
Conversion price				$ 10		$ 10
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
IPO [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		23,000,000
Units Issued, Price Per Unit		$ 10
Proceeds from Issuance or Sale of Equity		$ 230,000,000				$ 230,000,000
Units Issued, Number of Shares Per Unit		1
Common Stock, Par or Stated Value Per Share		$ 0.0001
Units Issued, Number of Warrants Per Unit		0.5
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 13,175,520				13,175,520
Payments of Stock Issuance Costs						$ 13,058,326
IPO [Member] | Other Offering Costs [Member] | Archimedes Tech SPAC Partners II Co
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		525,520
IPO [Member] | Underwriters [Member] | Archimedes Tech SPAC Partners II Co
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 8,050,000	8,050,000
Payments of Stock Issuance Costs	$ 4,600,000	$ 4,600,000
Over-Allotment Option [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		3,000,000
Private Placement [Member] | Archimedes Tech SPAC Partners II Co
Units Issued During Period, Shares (in shares)		840,000
Units Issued, Price Per Unit		$ 10
Proceeds from Issuance or Sale of Equity		$ 8,400,000
Units Issued, Number of Shares Per Unit		1
Units Issued, Number of Warrants Per Unit		0.5
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5